LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Opening Balance	R$ 6,972,915	R$ 6,243,782
Additions	266,717	744,226
Write-offs (2)		(3,102)
Payments	(371,531)	(1,325,398)
Accrual of financial charges (1)	182,458	700,283
Exchange rate variations	(199,040)	613,124
Closing Balance	6,851,519	6,972,915
Current	870,322	872,228
Non-current	5,981,197	6,100,687
Leased Land | Biological assets [domain]
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Operating Leases, Capitalized Interest	R$ 66,200	R$ 223,055